Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Intangible Assets

	Goodwill	Mineral licenses	Other intangible assets
Cost
At December 31, 2016	32,902	55,783	—
Additions	—	—	880
Disposal	—	(165)	—
Exchange differences	(24)	—	—

At December 31, 2017	32,878	55,618	880
Additions	—	—	—
Disposal	—	—	—
Exchange differences	90	—	—

At December 31, 2018	32,968	55,618	880
Additions
Disposal
Exchange differences	(57)

At December 31, 2019	32,911	55,618	880

Amortisation and impairment
At December 31, 2016	(14,547)	(19,684)	—
Impairment	—	(1,190)	—
Amortisation	—	(1,504)	—

At December 31, 2017	(14,547)	(22,378)	—
Impairment	(2,382)	—	—
Amortisation	—	(1,172)	(36)
Disposal	—	—	—
Exchange differences	—	—	—

At December 31, 2018	(16,929)	(23,550)	(36)
Impairment	(3 , 139)	(6)	—
Amortisation	—	(987)	(35)
Disposal	—	—	—
Exchange differences	—	—	—

At December 31, 2019	(20,068)	(24,543)	(71)

Net book value
At December 31, 2016	18,355	36,099	—

At December 31, 2017	18,331	33,240	880

At December 31, 2018	16,039	32,068	844

At December 31, 2019	12,843	31,075	809